Financial Instruments and Risk Management - Foreign Currency Risk, Interest Rate Risk, and Commodity Price Risk (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan		$ 520,700,000		$ 212,138,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease risk in foreign exchange rate		0.01
Effect on net income		8,800,000
Currency risk | U.S. dollar denominated, liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated	$ 963,351		$ 1,008,001
Currency risk | U.S. dollar denominated, assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated	$ 80,857		$ 479
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan		522,294,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net income		$ 3,200,000
Impact of base point change on interest rates	100.00%	100.00%